Derivative Financial Instruments and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Foreign Currency Derivatives

	As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
(In millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Total	$13.6	$3.0	$4.5	$7.2	$10.6	$9.4

Schedule of Derivative Assets at Fair Value

(In millions)	As of December 31, 2023
Offsetting of Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$25.8	$—	$25.8	$(2.3)	$23.5

(In millions)	As of December 31, 2022
Offsetting of Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$33.0	$—	$33.0	$(3.0)	$30.0

(In millions)	As of December 31, 2021
Offsetting of Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$17.5	$—	$17.5	$(7.3)	$10.2

Schedule of Derivative Liabilities at Fair Value

Offsetting of Liabilities	As of December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$2.3	$—	$2.3	$(2.3)	$—

Offsetting of Liabilities	As of December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$7.3	$—	$7.3	$(3.0)	$4.3

Offsetting of Liabilities	As of December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amount Presented in the Consolidated Balance Sheets	Amount Subject to Master Netting Agreement	Net Amount
Derivatives	$9.1	$—	$9.1	$(7.3)	$1.8

Schedule of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The following table presents the location and amount of the loss on foreign currency derivatives and on the remeasurement of assets and liabilities denominated in foreign currencies, as well as the net impact recognized in the Consolidated Statements of Income:

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
(In millions)		2023	2022	2021
Foreign exchange contracts	Revenue	$2.0	$(7.4)	$(1.1)
Foreign exchange contracts	Cost of sales	(0.2)	(3.7)	(0.1)
Foreign exchange contracts	Selling, general and administrative expense	0.4	2.2	1.0
Commodity contracts	Income from discontinued operations	—	(0.7)	—

Total		$2.2	$(9.6)	$(0.2)
Remeasurement of assets and liabilities in foreign currencies		(1.6)	9.3	(0.8)

Net gain (loss)		$0.6	$(0.3)	$(1.0)